Stock Based Compensation	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Stock-Based Compensation

13. Stock-Based Compensation

2013 Equity Incentive Plan

The Company’s 2013 Equity Incentive Plan (the “2013 Plan”) provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards and other stock-based awards to employees, officers, directors and non-employees of the Company. Per the initial terms of the 2013 Plan, up to 1,077,704 shares of common stock may be issued.

At December 31, 2021 and 2020, shares of common stock that may be issued under the 2013 Plan were 0 and 21,478,603, respectively. As of December 31, 2021 and 2020, 0 shares and 979,429 shares, respectively, remained available for future grant under the 2013 Plan. Shares that are expired, forfeited, canceled or otherwise terminated without having been fully exercised will be available for future grant under the 2013 Plan. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for future grants.

The 2013 Plan is administered by the Board of Directors or, at the discretion of the Board of Directors, by a committee of the Board of Directors. The exercise prices, vesting and other restrictions are determined at the discretion of the Board of Directors, or its committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of a share of common stock on the date of grant and the term of the stock option may not be greater than ten years. Stock options granted to employees, officers, members of the Board of Directors and non-employees typically vest over a four-year period. The Company’s Board of Directors values the Company’s common stock, taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

2021 Equity Incentive Plan

The Company’s 2021 Equity Incentive Plan (the “2021 Plan”) provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards and other stock-based awards to employees, officers, directors and non-employees of the Company. Per the initial terms of the 2021 Plan, up to 21,177,295 shares of common stock may be issued.

At December 31, 2021, shares of common stock that may be issued under the 2021 Plan were 21,177,295. As of December 31, 2021, 19,511,916 shares remained available for future grant under the 2021 Plan. Shares that are expired, forfeited, canceled or otherwise terminated without having been fully exercised will be available for future grant under the 2021 Plan. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for future grants.

The 2021 Plan is administered by the Board of Directors or, at the discretion of the Board of Directors, by a committee of the Board of Directors. The exercise prices, vesting and other restrictions are determined at the discretion of the Board of Directors, or its committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of a share of common stock on the date of grant and the term of the stock option may not be greater than ten years. Stock options granted to employees, officers, members of the Board of Directors and non-employees vesting terms are determined on an individual basis on the date of grant. Prior to the closing of the Merger, the Company’s Board of Directors valued the Company’s common stock, taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant. After the closing of the Merger, the Board of Directors determined the fair value of each share of common stock underlying stock-based awards based on the closing price of our common stock as reported by Nasdaq on the date of grant.

2021 Employee Stock Purchase Plan

In July 2021, the Company’s Board of Directors adopted the 2021 Employee Stock Purchase Plan (“2021 ESPP”), which was subsequently approved by the Company’s stockholders and became effective on July 16, 2021. The 2021 ESPP authorizes the initial issuance of up to 3,435,748 shares of the Company’s common stock to eligible employees of the Company or, as designated by the Company’s Board of Directors, employees of a related company. The 2021 ESPP provides that the number of shares reserved and available for issuance under the 2021 ESPP will automatically increase each January 1, beginning on January 1, 2022 and ending on

(and including) January 1, 2032, by an amount equal to the lesser of (i) 1% of the outstanding number of shares of common stock on the immediately preceding December 31 and (ii) 3,435,748 or such lesser number of shares as determined by the Company’s Board of Directors. As of December 31, 2021, 3,435,748 shares of the Company’s common stock were available for future issuance. The Company’s Board of Directors may from time to time grant or provide for the grant to eligible employees of options to purchase common stock under the 2021 ESPP during a specific offering period. As of December 31, 2021, no offerings have been approved.

During the year ended December 31, 2021, the Company granted 6,472,725 options.

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	Year Ended December 31,
	2021	2020
Risk-free interest rate	0.7%	0.4%
Expected term (in years)	6.0	5.7
Expected volatility	31.4%	31.4%
Expected dividend yield	0.0%	0.0%

The following tables summarize the Company’s stock option activity since December 31, 2020 (in thousands, except for share and per share data):

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
			(in years)
Outstanding as of December 31, 2020	18,770,767	$0.36
Granted	6,472,725	0.42
Exercised	(2,806,961)	0.33
Exercised upon settlement of related party note	(1,469,366)	0.24
Forfeited	(198,035)	0.37
Outstanding as of December 31, 2021	20,769,130	0.39	8.00	$84,430
Vested and expected to vest as of December 31, 2021	20,769,130	$0.39	8.00	$84,430
Options exercisable as of December 31, 2021	10,849,885	$0.37	7.33	$44,353

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.

Restricted Stock Units

The following table summarizes the Company’s restricted stock units activity since December 31, 2020 (in thousands, except for share and per share data):

	Number of	Grant Date Fair
	Shares	Value

Outstanding as of December 31, 2020	—	—
Granted	2,013,110	$6.76
Vested	(2,625)	7.01
Canceled	(58,561)	7.01
Outstanding as of December 31, 2021	1,951,924	$6.76

In March 2021, the Company issued 289,047 shares of restricted stock units at a grant date fair value of $8.04 under the 2013 Plan. In September 2021, the Company issued 751,914 shares of restricted stock units at a grant date fair value of $7.01 under the 2021 Plan. In October 2021, the Company issued 72,500 shares of restricted stock units at a grant date fair value of $5.53 under the 2021 Plan. In November 2021, the Company issued 677,966 shares of restricted stock units at a grant date fair value of $6.49 under the 2021 Plan. In December 2021, the Company issued 125,530 and 96,153 shares of restricted stock units at grant date fair values of $5.52 and $5.46 under the 2021 Plan. The terms of the RSU’s under the 2021 Plan allow for the following vesting periods, which are determined on an individual basis on the date of grant.

(A)The restricted stock units will vest over four years from the Vesting Commencement Date, with 25% of the restricted stock units vesting on the first anniversary of the Vesting Commencement Date and the remaining restricted stock units vesting quarterly thereafter over the remaining three years, subject to the individual remaining a Service Provider (as defined in the 2021 Plan) through the applicable vesting date.

(B)The restricted stock units will vest over three years from the Vesting Commencement Date, with one third of the restricted stock units vesting on the first anniversary of the Vesting Commencement Date and the remaining restricted stock units vesting annually thereafter over the remaining two years, subject to the individual remaining a Service Provider (as defined in the 2021 Plan) through the applicable vesting date.

Warrants to Non-Employee Service Provider

In January 2021, in connection with a Business Development Agreement entered into with Finback Evolv II, LLC, the Company issued a warrant to Finback for the purchase of 2,552,913 shares of common stock at an exercise price of $0.42 per share. The 2021 Finback common stock warrants vest upon meeting certain sales criteria as defined in the agreement and expires in January 2031. The warrants will be accounted for under ASC 718 Compensation – Stock Compensation as the warrants will vest upon certain performance conditions being met.

The Company utilized a Black-Scholes pricing model to determine the grant-date fair value of the 2021 Finback common stock warrants granted. The assumptions used are presented in the following table:

Warrants - Black Scholes
Risk-free interest rate	0.4%
Expected term (in years)	3.00
Expected volatility	23.9%
Expected dividend yield	0.0%

On the date of issuance, the total value of the 2021 Finback common stock warrants were valued as $19.5 million.

As of December 31, 2021, 283,896 shares of the 2021 Finback common stock warrants were exercisable at a total aggregate intrinsic value of $2.2 million. The remaining 2,269,017 shares of the 2021 Finback common stock warrants are unvested and have a total aggregate intrinsic value of $17.3 million. As of December 31, 2021, none of the 2021 Finback common stock warrants were exercised. The Company will recognize compensation expense for the 2021 Finback common stock warrants when the warrants become vested based on meeting the certain sales criteria. During the year ended December 31, 2021, the Company recorded $2.2 million, respectively, of stock-based compensation expense within sales and marketing expense for the 2021 Finback common stock warrants.

Stock-Based Compensation

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020
Cost of revenue	$58	$10
Sales and marketing	4,682	104
General and administrative	2,840	370
Research and development	931	178
Total stock-based compensation expense	$8,511	$662

Stock-based compensation expense was classified by award type in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020
Stock options	$644	$662
Earn-out shares	4,338	—
Warrants	2,165	—
Restricted stock units	1,364	—
Total stock-based compensation expense	$8,511	$662

Total unrecognized compensation expense related to unvested stock options and unvested restricted stock units as of December 31, 2021, was $13.1 million, which is expected to be recognized over a weighted average period of 1.7 years. Total unrecognized compensation expense related to earn-out shares associated with the share-based compensation arrangement as of December 31, 2021, was $11.5 million, which is expected to be recognized over a weighted average period of 1.5 years.